Subsequent Events - Summary of Amounts Received in Advance of Promissory Notes Issued (Detail) - Petroleos Mexicanos [member] $ in Thousands	Apr. 17, 2019 MXN ($)	Mar. 20, 2019 MXN ($)	Feb. 20, 2019 MXN ($)	Jan. 25, 2019 MXN ($)	Dec. 24, 2015 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Amount					$ 50,000,000
Subsequent event [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of promissory note	22	23	24
Amount	$ 6,531,968	$ 6,232,546	$ 5,912,165
Original maturity	March 2038	March 2039	March 2040
Subsequent event [member] | Promissory Notes One [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of promissory note				25
Amount				$ 5,550,217
Original maturity				March, 2041
Subsequent event [member] | Promissory Notes Two [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount				$ 3,836,615
Original maturity				March 2042